Equity - Additional Information (Detail) ADSs in Millions	12 Months Ended
Dec. 31, 2018 ADSs $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Common stock par value | $ / shares	$ 10
Percentage of American Depositary Shares as common stock outstanding	3.02%
Percentage of net income allocation toward legal reserve	10.00%
Bottom of range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of retained earnings distributed as dividend	50.00%
Dividend distributed per share threshold in the form of common stocks | $ / shares	$ 0.10
Percentage of legal reserve on additional paid in capital	25.00%
American Depositary Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of common stocks represented by 1 ADS | shares	10
Number of common stock outstanding | shares	234,000,000
Number of units | ADSs	23